BNY Mellon Asset Allocation Fund
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 10.5%
Aerospace & Defense — .1%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	150,000	144,279
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	175,000	194,682
				338,961
Airlines — .0%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	182,523	179,963
Automobiles & Components — .1%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	275,000	250,760
Banks — 1.0%
Bank of America Corp., Jr. Sub. Notes, Ser. TT(a),(b)	6.13	4/27/2027	295,000	298,101
Barclays PLC, Sr. Unscd. Notes	7.44	11/2/2033	275,000	316,589
Citigroup, Inc., Sub. Notes(b)	6.17	5/25/2034	365,000	390,105
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	275,000	288,516
Comerica, Inc., Sr. Unscd. Notes	5.98	1/30/2030	225,000	234,595
Deutsche Bank AG, Sr. Notes	5.30	5/9/2031	325,000	334,268
HSBC Holdings PLC, Sr. Unscd. Notes(b)	6.25	3/9/2034	315,000	345,319
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. OO(a),(b)	6.50	4/1/2030	190,000	196,429
Morgan Stanley, Sr. Unscd. Notes	5.59	1/18/2036	300,000	316,786
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	210,000	215,119
Nordea Bank Abp, Jr. Sub. Notes(a),(c)	6.63	3/26/2026	255,000	257,378
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	250,000	280,535
Societe Generale SA, Sr. Notes(b),(c)	6.69	1/10/2034	300,000	328,529
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	315,000	354,953
Wells Fargo & Co., Sr. Unscd. Notes(b)	5.24	1/24/2031	335,000	348,206
				4,505,428
Beverage Products — .1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	240,000	226,178
Diversified Financials — .4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	220,000	230,856
Aircastle Ltd., Gtd. Notes(c)	2.85	1/26/2028	300,000	291,333
Apollo Debt Solutions BDC, Sr. Unscd. Notes	6.70	7/29/2031	200,000	210,179
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	205,000	195,717
BlackRock TCP Capital Corp., Sr. Unscd. Notes(b)	2.85	2/9/2026	200,000	198,622
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	235,000	222,231
Blue Owl Finance LLC, Gtd. Notes(b)	4.13	10/7/2051	260,000	181,060
CDP Financial, Inc., Gtd. Notes(c)	4.88	6/5/2029	150,000	155,827
Ontario Teachers’ Finance Trust, Gtd. Notes(c)	2.00	4/16/2031	200,000	181,878
Ontario Teachers’ Finance Trust, Gtd. Notes(c)	4.63	4/10/2029	150,000	154,478
				2,022,181
Electronic Components — .1%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	205,000	197,903
Energy — .2%
Diamondback Energy, Inc., Gtd. Notes	3.13	3/24/2031	200,000	187,043
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	135,000	139,565
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	125,000	131,726
Kinder Morgan, Inc., Gtd. Notes	5.20	6/1/2033	170,000	175,579
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	185,000	185,035
				818,948

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 10.5% (continued)
Food Products — .1%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	255,000	224,913
Foreign Governmental — .1%
British Columbia, Sr. Unscd. Notes	4.20	7/6/2033	100,000	100,454
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(c)	1.38	2/10/2031	200,000	176,526
Province of Manitoba, Sr. Unscd. Notes	4.30	7/27/2033	160,000	161,034
				438,014
Health Care — .3%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	205,000	198,901
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	175,000	178,920
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	80,000	82,337
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	270,000	256,759
HCA, Inc., Gtd. Notes	5.75	3/1/2035	200,000	211,265
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	245,000	250,941
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	1/15/2032	225,000	231,924
				1,411,047
Information Technology — .1%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	270,000	238,812
Synopsys, Inc., Sr. Unscd. Notes	5.00	4/1/2032	215,000	220,634
				459,446
Insurance — .1%
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	275,000	232,804
Internet Software & Services — .1%
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	245,000	233,293
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	285,000	240,227
				473,520
Media — .0%
Comcast Corp., Gtd. Notes(c)	5.17	1/15/2037	193,000	192,826
Metals & Mining — .0%
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	200,000	186,397
Retailing — .0%
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	210,000	182,566
Semiconductors & Semiconductor Equipment — .2%
Broadcom, Inc., Gtd. Notes	2.45	2/15/2031	175,000	160,905
Broadcom, Inc., Sr. Unscd. Notes(c)	3.19	11/15/2036	225,000	194,407
Foundry JV Holdco LLC, Sr. Scd. Notes(c)	5.88	1/25/2034	225,000	233,476
Intel Corp., Sr. Unscd. Notes(b)	5.60	2/21/2054	215,000	205,145
				793,933
Technology Hardware & Equipment — .0%
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	245,000	189,522
Telecommunication Services — .2%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	400,000	338,531
Motorola Solutions, Inc., Sr. Unscd. Notes	5.40	4/15/2034	165,000	170,780
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	385,000	290,668
Verizon Communications, Inc., Sr. Unscd. Notes	2.99	10/30/2056	400,000	244,625
				1,044,604
Transportation — .0%
J.B. Hunt Transport Services, Inc., Gtd. Notes	3.88	3/1/2026	185,000	184,804
U.S. Government Agencies Collateralized Municipal-Backed Securities — .0%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	202,968	173,815

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 10.5% (continued)
U.S. Government Agencies Mortgage-Backed — 2.5%
Federal Home Loan Mortgage Corp.:
2.00%, 12/1/2051-2/1/2052(d)			469,418	384,493
2.50%, 10/1/2051-12/1/2051(d)			579,519	499,251
3.00%, 6/1/2052(d)			215,805	192,231
3.50%, 7/1/2047(d)			305,065	288,364
4.00%, 6/1/2053(d)			329,771	317,486
5.00%, 11/1/2052-12/1/2054(d)			1,027,956	1,035,615
5.50%, 6/1/2054-11/1/2055(d)			1,833,208	1,868,349
Federal National Mortgage Association:
2.00%, 5/1/2051-4/1/2052(d)			1,318,993	1,085,577
2.50%, 6/1/2051-4/1/2052(d)			912,467	780,268
3.00%, 6/1/2052-7/1/2052(d)			984,635	877,072
3.50%, 3/1/2048-9/1/2052(d)			567,490	530,671
4.00%, 4/1/2052-9/1/2052(d)			397,314	380,684
4.50%, 10/1/2052(d)			210,434	208,562
5.00%, 1/1/2055(d)			223,645	225,166
5.50%, 7/1/2055(d)			253,147	258,552
6.00%, 11/1/2054(d)			231,240	237,639
Government National Mortgage Association II:
2.00%, 10/20/2050-9/20/2051			701,417	577,240
2.50%, 5/20/2051			353,677	301,394
3.00%, 6/20/2050			80,125	71,524
3.50%, 1/20/2052-9/20/2053			397,233	369,849
4.00%, 2/20/2051-5/20/2051			214,871	201,442
4.50%, 7/20/2052			256,833	253,286
6.50%, 7/20/2055			306,211	316,216
7.00%, 6/20/2055			251,013	258,990
7.50%, 7/20/2054			108,627	112,585
				11,632,506
U.S. Treasury Securities — 4.7%
U.S. Treasury Bonds	3.63	2/15/2053	425,000	354,668
U.S. Treasury Bonds	3.63	5/15/2053	600,000	500,133
U.S. Treasury Bonds	3.88	2/15/2043	690,000	633,479
U.S. Treasury Bonds(b)	4.00	11/15/2052	500,000	446,504
U.S. Treasury Bonds	4.13	8/15/2053	310,000	282,784
U.S. Treasury Bonds(b)	4.25	8/15/2054	225,000	209,610
U.S. Treasury Bonds	4.75	2/15/2045	720,000	731,559
U.S. Treasury Bonds(b)	4.75	11/15/2053	310,000	313,245
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.50	1/15/2028	355,525	350,070
U.S. Treasury Notes	2.38	5/15/2027	830,000	816,350
U.S. Treasury Notes	2.88	4/30/2029	465,000	455,364
U.S. Treasury Notes	3.25	6/30/2027	95,000	94,594
U.S. Treasury Notes	3.25	6/30/2029	850,000	841,865
U.S. Treasury Notes(b)	3.38	9/15/2027	225,000	224,442
U.S. Treasury Notes	3.50	1/31/2028	345,000	345,040
U.S. Treasury Notes	3.63	8/31/2027	225,000	225,378
U.S. Treasury Notes	3.63	3/31/2030	690,000	691,415
U.S. Treasury Notes(b)	3.63	8/31/2030	95,000	95,111
U.S. Treasury Notes	3.63	9/30/2030	145,000	145,159

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 10.5% (continued)
U.S. Treasury Securities — 4.7% (continued)
U.S. Treasury Notes	3.75	5/15/2028	995,000	1,001,180
U.S. Treasury Notes	3.75	10/31/2032	325,000	324,289
U.S. Treasury Notes	3.88	12/31/2027	555,000	559,249
U.S. Treasury Notes	3.88	4/30/2030	230,000	232,799
U.S. Treasury Notes	3.88	6/30/2030	155,000	156,886
U.S. Treasury Notes	3.88	8/31/2032	850,000	855,147
U.S. Treasury Notes	3.88	8/15/2034	675,000	672,376
U.S. Treasury Notes(b)	4.00	2/28/2030	15,000	15,253
U.S. Treasury Notes	4.00	7/31/2030	515,000	523,952
U.S. Treasury Notes	4.00	11/15/2035	525,000	524,221
U.S. Treasury Notes(b)	4.13	11/30/2029	475,000	484,992
U.S. Treasury Notes	4.13	8/31/2030	975,000	997,185
U.S. Treasury Notes	4.13	7/31/2031	1,065,000	1,089,545
U.S. Treasury Notes	4.13	10/31/2031	190,000	194,297
U.S. Treasury Notes	4.13	2/29/2032	305,000	311,708
U.S. Treasury Notes	4.25	1/15/2028	45,000	45,686
U.S. Treasury Notes	4.25	2/15/2028	475,000	482,580
U.S. Treasury Notes	4.25	2/28/2029	595,000	608,329
U.S. Treasury Notes	4.25	1/31/2030	140,000	143,683
U.S. Treasury Notes	4.25	11/15/2034	300,000	306,803
U.S. Treasury Notes	4.25	5/15/2035	575,000	586,994
U.S. Treasury Notes(b)	4.25	8/15/2035	270,000	275,295
U.S. Treasury Notes	4.38	8/31/2028	445,000	455,212
U.S. Treasury Notes	4.38	11/30/2028	455,000	466,286
U.S. Treasury Notes	4.38	12/31/2029	115,000	118,531
U.S. Treasury Notes	4.38	5/15/2034	1,005,000	1,039,252
U.S. Treasury Notes	4.50	4/15/2027	465,000	470,758
U.S. Treasury Notes	4.50	5/31/2029	30,000	30,956
U.S. Treasury Notes	4.50	11/15/2033	240,000	250,533
U.S. Treasury Notes	4.63	5/31/2031	785,000	822,655
U.S. Treasury Notes	4.63	2/15/2035	90,000	94,546
U.S. Treasury Notes	4.88	10/31/2028	135,000	140,113
				22,038,061
Utilities — .1%
NextEra Energy Capital Holdings, Inc., Gtd. Notes(b)	6.70	9/1/2054	205,000	213,266
Total Bonds and Notes (cost $48,959,126)				48,612,366

	Shares
Common Stocks — 45.6%
Advertising — .0%
Omnicom Group, Inc.	1,615	115,666
The Trade Desk, Inc., Cl. A (f)	1,135	44,901
		160,567
Aerospace & Defense — .9%
General Electric Co.	3,973	1,185,742
Howmet Aerospace, Inc.	2,805	573,875
L3Harris Technologies, Inc.	334	93,082
Lockheed Martin Corp.	1,035	473,885
Northrop Grumman Corp.	562	321,604
RTX Corp.	5,027	879,273

Description	Shares	Value ($)
Common Stocks — 45.6% (continued)
Aerospace & Defense — .9% (continued)
The Boeing Company (f)	2,539	479,871
TransDigm Group, Inc.	269	365,886
		4,373,218
Agriculture — .3%
Altria Group, Inc.	4,051	239,050
Archer-Daniels-Midland Co.	1,875	113,887
Philip Morris International, Inc.	6,633	1,044,565
		1,397,502
Airlines — .1%
Delta Air Lines, Inc.	4,300	275,630
Southwest Airlines Co.	1,565	54,478
		330,108
Automobiles & Components — 1.2%
Aptiv PLC (f)	1,010	78,325
Ford Motor Co.	21,775	289,172
General Motors Co.	4,435	326,061
PACCAR, Inc.	3,442	362,856
Tesla, Inc. (f)	10,127	4,356,332
		5,412,746
Banks — 2.2%
Bank of America Corp.	33,858	1,816,482
Citigroup, Inc.	5,676	588,033
Citizens Financial Group, Inc.	3,815	206,391
Fifth Third Bancorp	3,280	142,549
Huntington Bancshares, Inc.	9,280	151,264
JPMorgan Chase & Co.	10,404	3,257,284
KeyCorp	8,355	153,565
M&T Bank Corp.	821	156,171
Morgan Stanley	5,530	938,220
Regions Financial Corp.	10,080	256,536
State Street Corp.	1,985	236,255
The Goldman Sachs Group, Inc.	1,394	1,151,500
The PNC Financial Services Group, Inc.	1,539	293,518
Wells Fargo & Co.	11,599	995,774
		10,343,542
Beverage Products — .5%
Molson Coors Beverage Co., Cl. B	1,840	85,578
Monster Beverage Corp. (f)	6,048	453,540
PepsiCo, Inc.	4,035	600,166
The Coca-Cola Company	13,183	963,941
		2,103,225
Building Materials — .3%
Carrier Global Corp.	4,240	232,691
Johnson Controls International PLC	3,182	370,098
Trane Technologies PLC	1,257	529,800
Vulcan Materials Co.	548	162,888
		1,295,477
Chemicals — .5%
Air Products and Chemicals, Inc.	302	78,837
Albemarle Corp.	950	123,490
CF Industries Holdings, Inc.	960	75,552

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 45.6% (continued)
Chemicals — .5% (continued)
Dow, Inc.	24,465	583,490
DuPont de Nemours, Inc.	850	33,805
Eastman Chemical Co.	1,785	110,813
Ecolab, Inc.	820	225,631
Linde PLC	1,835	752,937
Qnity Electronics, Inc.	425	34,463
Solstice Advanced Materials, Inc. (f)	417	19,883
The Sherwin-Williams Company	814	279,764
		2,318,665
Commercial & Professional Services — .8%
Automatic Data Processing, Inc.	1,844	470,773
Block, Inc. (f)	154	10,287
Cintas Corp.	1,912	355,670
Equifax, Inc.	612	129,970
Moody’s Corp.	724	355,325
PayPal Holdings, Inc.	3,305	207,190
Quanta Services, Inc.	1,592	740,089
S&P Global, Inc.	1,736	865,969
United Rentals, Inc.	542	441,828
		3,577,101
Consumer Discretionary — .5%
Carnival Corp. (f)	7,455	192,190
Copart, Inc. (f)	4,406	171,746
D.R. Horton, Inc.	1,885	299,734
Fastenal Co.	6,130	247,652
Hasbro, Inc.	1,520	125,552
Hilton Worldwide Holdings, Inc.	1,179	336,050
Las Vegas Sands Corp.	1,670	113,827
Lennar Corp., Cl. A	1,475	193,668
Live Nation Entertainment, Inc. (f)	1,050	138,023
Marriott International, Inc., Cl. A	1,160	353,556
MGM Resorts International (f)	2,730	96,342
Royal Caribbean Cruises Ltd.	930	247,612
		2,515,952
Consumer Durables & Apparel — .1%
NIKE, Inc., Cl. B	2,880	186,134
Tapestry, Inc.	3,700	404,336
		590,470
Consumer Staples — .4%
Church & Dwight Co., Inc.	1,145	97,508
Colgate-Palmolive Co.	1,902	152,902
Kimberly-Clark Corp.	398	43,430
The Estee Lauder Companies, Inc., Cl. A	810	76,196
The Procter & Gamble Company	8,699	1,288,844
		1,658,880
Diversified Financials — 1.7%
American Express Co.	3,515	1,283,924
Blackrock, Inc.	555	581,252
Capital One Financial Corp.	2,785	610,110
Cboe Global Markets, Inc.	456	117,726
CME Group, Inc.	1,199	337,471

Description	Shares	Value ($)
Common Stocks — 45.6% (continued)
Diversified Financials — 1.7% (continued)
Coinbase Global, Inc., Cl. A (f)	781	213,072
Franklin Resources, Inc.	6,905	155,984
Intercontinental Exchange, Inc.	2,071	325,768
Invesco Ltd.	7,075	172,984
Mastercard, Inc., Cl. A	2,972	1,636,175
T. Rowe Price Group, Inc.	1,234	126,337
The Charles Schwab Corp.	5,180	480,341
Visa, Inc., Cl. A	6,310	2,110,316
		8,151,460
Electronic Components — .6%
AMETEK, Inc.	1,235	244,394
Amphenol Corp., Cl. A	5,902	831,592
Eaton Corp. PLC	1,626	562,417
Emerson Electric Co.	2,685	358,125
Garmin Ltd.	319	62,307
Honeywell International, Inc.	1,669	320,765
Keysight Technologies, Inc. (f)	945	187,063
TE Connectivity PLC	1,378	311,635
		2,878,298
Energy — 1.3%
APA Corp.	3,640	90,891
Baker Hughes Co.	3,435	172,437
Chevron Corp.	6,349	959,524
ConocoPhillips	8,204	727,613
Coterra Energy, Inc.	3,295	88,438
Devon Energy Corp.	3,210	118,963
Diamondback Energy, Inc.	1,550	236,514
EOG Resources, Inc.	3,688	397,751
EQT Corp.	1,395	84,900
Exxon Mobil Corp.	13,960	1,618,243
First Solar, Inc. (f)	437	119,266
Halliburton Co.	4,010	105,142
Kinder Morgan, Inc.	5,102	139,387
Marathon Petroleum Corp.	1,585	307,062
Occidental Petroleum Corp.	2,815	118,230
ONEOK, Inc.	1,930	140,543
Phillips 66	1,441	197,359
SLB Ltd.	6,165	223,419
The Williams Companies, Inc.	3,810	232,143
Valero Energy Corp.	1,107	195,673
		6,273,498
Environmental Control — .1%
Veralto Corp.	1,088	110,127
Waste Management, Inc.	1,345	293,035
		403,162
Financials — .0%
Blackstone, Inc.	204	29,870
Food Products — .3%
Mondelez International, Inc., Cl. A	4,860	279,790
Sysco Corp.	990	75,438
The Campbell’s Company	14,110	430,072

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 45.6% (continued)
Food Products — .3% (continued)
The Hershey Company	673	126,578
The J.M. Smucker Company	1,338	139,393
The Kroger Company	3,210	215,969
		1,267,240
Forest Products & Paper — .0%
International Paper Co.	2,990	118,045
Health Care — 4.5%
Abbott Laboratories	6,299	811,941
AbbVie, Inc.	6,503	1,480,733
Agilent Technologies, Inc.	2,609	400,482
Amgen, Inc.	2,342	809,067
Biogen, Inc. (f)	734	133,654
Boston Scientific Corp. (f)	6,465	656,715
Cardinal Health, Inc.	2,520	534,895
Centene Corp. (f)	2,240	88,122
Corteva, Inc.	2,493	168,203
CVS Health Corp.	3,820	306,975
Danaher Corp.	3,264	740,210
Edwards Lifesciences Corp. (f)	1,836	159,126
Elevance Health, Inc.	836	282,785
Eli Lilly & Co.	2,966	3,189,844
GE HealthCare Technologies, Inc.	1,615	129,184
Gilead Sciences, Inc.	3,635	457,428
HCA Healthcare, Inc.	1,032	524,555
Humana, Inc.	111	27,280
IDEXX Laboratories, Inc. (f)	587	441,941
Insulet Corp. (f)	755	247,028
Intuitive Surgical, Inc. (f)	1,376	789,108
Johnson & Johnson	10,970	2,269,912
Labcorp Holdings, Inc.	573	154,011
McKesson Corp.	552	486,378
Medtronic PLC	318	33,495
Merck & Co., Inc.	6,730	705,506
Moderna, Inc. (f)	2,110	54,818
Molina Healthcare, Inc. (f)	137	20,312
Pfizer, Inc.	24,686	635,418
Quest Diagnostics, Inc.	711	134,507
Regeneron Pharmaceuticals, Inc.	328	255,902
ResMed, Inc.	547	139,939
STERIS PLC	559	148,851
Stryker Corp.	1,438	533,757
The Cigna Group	1,074	297,799
Thermo Fisher Scientific, Inc.	1,811	1,069,993
UnitedHealth Group, Inc.	3,136	1,034,159
Vertex Pharmaceuticals, Inc. (f)	894	387,647
Viatris, Inc.	2,385	25,496
Waters Corp. (f)	302	121,833
Zoetis, Inc.	2,188	280,458
		21,169,467
Industrial — .9%
Axon Enterprise, Inc. (f)	116	62,656

Description	Shares	Value ($)
Common Stocks — 45.6% (continued)
Industrial — .9% (continued)
Caterpillar, Inc.	1,778	1,023,701
Deere & Co.	1,194	554,601
Dover Corp.	998	184,910
GE Vernova, Inc.	1,269	761,108
Huntington Ingalls Industries, Inc.	137	42,966
Ingersoll Rand, Inc.	2,380	191,209
Otis Worldwide Corp.	714	63,439
Parker-Hannifin Corp.	660	568,722
Rockwell Automation, Inc.	226	89,465
Snap-on, Inc.	691	234,975
Teledyne Technologies, Inc. (f)	187	93,410
Textron, Inc.	1,495	124,324
Westinghouse Air Brake Technologies Corp.	855	178,310
		4,173,796
Information Technology — 4.5%
Adobe, Inc. (f)	1,718	549,983
Autodesk, Inc. (f)	800	242,672
Cadence Design Systems, Inc. (f)	1,956	609,959
Datadog, Inc., Cl. A (f)	549	87,846
Electronic Arts, Inc.	559	112,935
Fair Isaac Corp. (f)	29	52,369
Fidelity National Information Services, Inc.	2,830	186,129
Fiserv, Inc. (f)	2,427	149,188
Intuit, Inc.	1,192	755,823
Jack Henry & Associates, Inc.	240	41,875
Microsoft Corp.	27,967	13,760,044
MSCI, Inc.	452	254,801
Oracle Corp.	5,928	1,197,160
Palantir Technologies, Inc., Cl. A (f)	7,200	1,212,840
Paychex, Inc.	1,685	188,198
Paycom Software, Inc.	408	65,757
Roper Technologies, Inc.	283	126,280
Salesforce, Inc.	3,083	710,755
ServiceNow, Inc. (f)	633	514,256
Synopsys, Inc. (f)	446	186,432
Take-Two Interactive Software, Inc. (f)	443	109,009
		21,114,311
Insurance — 1.6%
Aflac, Inc.	3,275	361,265
American International Group, Inc.	4,315	328,630
Aon PLC, Cl. A	551	195,010
Berkshire Hathaway, Inc., Cl. B (f)	6,394	3,285,301
Chubb Ltd.	1,244	368,448
Cincinnati Financial Corp.	1,075	180,159
Globe Life, Inc.	498	67,096
Marsh & McLennan Cos., Inc.	1,500	275,175
MetLife, Inc.	2,105	161,159
Prudential Financial, Inc.	2,335	252,764
The Allstate Corp.	1,605	341,833
The Progressive Corp.	3,663	838,058

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 45.6% (continued)
Insurance — 1.6% (continued)
The Travelers Companies, Inc.	1,277	373,982
Willis Towers Watson PLC	631	202,551
		7,231,431
Internet Software & Services — 6.6%
Alphabet, Inc., Cl. A	21,275	6,811,830
Alphabet, Inc., Cl. C	19,134	6,125,176
Amazon.com, Inc. (f)	34,372	8,016,238
AppLovin Corp., Cl. A (f)	730	437,620
Booking Holdings, Inc.	139	683,142
DoorDash, Inc., Cl. A (f)	868	172,185
eBay, Inc.	2,567	212,522
F5, Inc. (f)	460	110,014
Meta Platforms, Inc., Cl. A	7,804	5,056,602
Netflix, Inc. (f)	17,790	1,913,848
Palo Alto Networks, Inc. (f)	2,234	424,750
Robinhood Markets, Inc., Cl. A (f)	1,935	248,628
Uber Technologies, Inc. (f)	6,020	526,991
		30,739,546
Materials — .0%
Ball Corp.	2,175	107,728
Media — .2%
FactSet Research Systems, Inc.	165	45,750
Fox Corp., Cl. A	1,795	117,572
News Corp., Cl. A	6,050	155,364
The Walt Disney Company	2,863	299,098
Warner Bros Discovery, Inc. (f)	8,360	200,640
		818,424
Metals & Mining — .1%
Freeport-McMoRan, Inc.	6,340	272,493
Newmont Corp.	4,460	404,656
		677,149
Real Estate — .7%
Alexandria Real Estate Equities, Inc. (g)	760	40,789
American Tower Corp. (g)	827	149,910
AvalonBay Communities, Inc. (g)	578	105,161
CBRE Group, Inc., Cl. A (f)	1,730	279,966
Crown Castle, Inc. (g)	2,142	195,522
Digital Realty Trust, Inc. (g)	1,366	218,724
Equinix, Inc. (g)	321	241,813
Essex Property Trust, Inc. (g)	460	121,265
Extra Space Storage, Inc. (g)	752	100,144
Federal Realty Investment Trust (g)	1,140	112,552
Healthpeak Properties, Inc. (g)	9,535	174,109
Iron Mountain, Inc. (g)	2,770	239,190
Prologis, Inc. (g)	955	122,746
Public Storage (g)	1,155	317,094
Regency Centers Corp. (g)	1,970	140,185
Simon Property Group, Inc. (g)	1,964	365,932
UDR, Inc. (g)	1,810	65,920
Welltower, Inc. (g)	2,125	442,468
		3,433,490

Description	Shares	Value ($)
Common Stocks — 45.6% (continued)
Retailing — 2.0%
AutoZone, Inc. (f)	111	438,931
Chipotle Mexican Grill, Inc. (f)	5,600	193,312
Costco Wholesale Corp.	1,689	1,543,053
Darden Restaurants, Inc.	1,035	185,865
Dollar General Corp.	1,395	152,739
Domino’s Pizza, Inc.	158	66,302
Lowe’s Companies, Inc.	2,480	601,350
Lululemon Athletica, Inc. (f)	245	45,124
McDonald’s Corp.	2,512	783,292
O’Reilly Automotive, Inc. (f)	4,440	451,548
Starbucks Corp.	2,563	223,263
The Home Depot, Inc.	3,684	1,314,893
The TJX Companies, Inc.	4,056	616,187
Tractor Supply Co.	4,200	230,076
Ulta Beauty, Inc. (f)	169	91,062
Walmart, Inc.	18,327	2,025,317
Yum! Brands, Inc.	1,012	155,049
		9,117,363
Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc. (f)	6,166	1,341,290
Analog Devices, Inc.	2,120	562,521
Applied Materials, Inc.	3,367	849,326
Broadcom, Inc.	16,042	6,464,284
Intel Corp. (f)	11,348	460,275
KLA Corp.	775	910,989
Lam Research Corp.	4,800	748,800
Microchip Technology, Inc.	1,186	63,546
Micron Technology, Inc.	3,617	855,348
Monolithic Power Systems, Inc.	122	113,237
NVIDIA Corp.	90,276	15,978,852
NXP Semiconductors NV	298	58,092
ON Semiconductor Corp. (f)	1,255	63,051
QUALCOMM, Inc.	4,034	678,075
Texas Instruments, Inc.	2,937	494,209
		29,641,895
Technology Hardware & Equipment — 4.1%
Accenture PLC, Cl. A	3,162	790,500
Apple, Inc.	55,050	15,350,693
Cognizant Technology Solutions Corp., Cl. A	965	74,990
CrowdStrike Holdings, Inc., Cl. A (f)	529	269,346
Dell Technologies, Inc., Cl. C	1,020	136,017
Fortinet, Inc. (f)	4,585	371,981
Hewlett Packard Enterprise Co.	4,340	94,916
HP, Inc.	3,601	87,936
International Business Machines Corp.	2,935	905,682
Leidos Holdings, Inc.	1,450	277,095
NetApp, Inc.	492	54,888
Seagate Technology Holdings PLC	1,105	305,742
Super Micro Computer, Inc. (f)	1,940	65,669
Western Digital Corp.	1,645	268,678
		19,054,133

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 45.6% (continued)
Telecommunication Services — .8%
Arista Networks, Inc. (f)	5,440	710,899
AT&T, Inc.	26,100	679,122
Cisco Systems, Inc.	8,355	642,834
Corning, Inc.	3,035	255,547
Motorola Solutions, Inc.	428	158,223
T-Mobile US, Inc.	2,593	541,963
Verizon Communications, Inc.	14,038	577,102
		3,565,690
Transportation — .4%
C.H. Robinson Worldwide, Inc.	920	146,160
CSX Corp.	3,563	125,988
Expeditors International of Washington, Inc.	778	114,288
FedEx Corp.	1,009	278,161
Norfolk Southern Corp.	1,441	420,902
Union Pacific Corp.	3,079	713,805
		1,799,304
Utilities — 1.0%
American Electric Power Co., Inc.	1,016	125,750
CenterPoint Energy, Inc.	5,400	215,892
Consolidated Edison, Inc.	3,385	339,719
Constellation Energy Corp.	1,678	611,396
Dominion Energy, Inc.	5,420	340,213
DTE Energy Co.	1,047	143,471
Duke Energy Corp.	570	70,646
Edison International	3,795	223,488
Entergy Corp.	654	63,778
Evergy, Inc.	5,005	388,638
Exelon Corp.	6,870	323,714
FirstEnergy Corp.	4,175	199,231
NextEra Energy, Inc.	7,407	639,150
NiSource, Inc.	3,490	154,014
Pinnacle West Capital Corp.	1,855	168,545
Public Service Enterprise Group, Inc.	2,960	247,219
The AES Corp.	8,695	122,252
Xcel Energy, Inc.	2,465	202,401
		4,579,517
Total Common Stocks (cost $64,238,373)		212,422,270

Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
ABIOMED, Inc., expiring 12/31/2049(h) (cost $0)	390	472

	1-Day Yield (%)	Shares
Investment Companies — 43.9%
Registered Investment Companies — 43.9%
BNY Mellon Corporate Bond Fund, Cl. M(i)		1,626,083	20,439,862
BNY Mellon Developed Markets Real Estate Securities Fund, Cl. Y(i)		664,270	5,912,002
BNY Mellon Emerging Markets Fund, Cl. M(i)		943,120	11,647,528
BNY Mellon Floating Rate Income Fund, Cl. Y(i)		942,158	10,363,742

Description	1-Day Yield (%)	Shares	Value ($)
Registered Investment Companies — 43.9% (continued)
BNY Mellon High Yield Fund, Cl. I(i)		2,585,519	14,091,080
BNY Mellon Income Stock Fund, Cl. M(i)		286,666	7,487,727
BNY Mellon Intermediate Bond Fund, Cl. M(i)		1,817,596	22,101,962
BNY Mellon International Equity Fund, Cl. Y(i)		3,205,189	62,020,413
BNY Mellon International Fund, Cl. M(i)		21,630	373,763
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M(i)		1,254,439	19,619,429
BNY Mellon Research Growth Fund, Inc., Cl. Y(i)		668,398	14,758,217
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M(i)		556,527	12,566,381
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i)	4.15	3,184,129	3,184,129
Total Investment Companies (cost $184,056,989)			204,566,235
Investment of Cash Collateral for Securities Loaned — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $750,900)	4.15	750,900	750,900
Total Investments (cost $298,005,388)		100.2%	466,352,243
Liabilities, Less Cash and Receivables		(.2%)	(762,890)
Net Assets		100.0%	465,589,353

CPI—Consumer Price Index

(a)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(b)
Security, or portion thereof, on loan. At November 30, 2025, the value of the fund’s securities on loan was $4,677,711 and the value of the collateral was
$4,797,009, consisting of cash collateral of $750,900 and U.S. Government & Agency securities valued at $4,046,109.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, these securities amounted to $2,166,658 or .5% of net assets.

(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)	Non-income producing security.
(g)	Investment in real estate investment trust within the United States.
(h)	The fund held Level 3 securities at November 30, 2025. These securities were valued at $472 or .0% of net assets.
(i)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Asset Allocation Fund
November 30, 2025 (Unaudited)
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	14,329,970	—	14,329,970
Equity Securities - Common Stocks	212,422,270	—	—	212,422,270
Foreign Governmental	—	438,014	—	438,014
Rights	—	—	472	472
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	173,815	—	173,815
U.S. Government Agencies Mortgage-Backed	—	11,632,506	—	11,632,506
U.S. Treasury Securities	—	22,038,061	—	22,038,061
Investment Companies	205,317,135	—	—	205,317,135
	417,739,405	48,612,366	472	466,352,243

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by a Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2025, accumulated net unrealized appreciation on investments was $168,346,855, consisting of $172,296,837 gross unrealized appreciation and $3,949,982 gross unrealized depreciation.
At November 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.